Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Financial Asset (Details) - Financial Assets [Member] - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Asset [Line Items]
Total	$ 2,097,837	$ 3,798,437
Debt Financial Instruments [Member]
Schedule of Financial Asset [Line Items]
Total	2,088,345	3,786,525
Equity Instruments [Member]
Schedule of Financial Asset [Line Items]
Total	$ 9,492	$ 11,912